Segment information	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Segment information
4.	Segment information

(1) Reportable segments

Operating segments are defined as the components of the Group for which separate financial information is available that is evaluated regularly by the chief operating decision maker in making resource allocation decisions and in assessing performance. The Group is composed of segments determined by products and services and implements business activities based on its comprehensive strategies. The reportable segments are classified by products and services taking into account the commonality of the types of products and markets.

The Company has three operating segments, namely, “Electronic Components,” “Automotive Infotainment” and “Logistics,” which are also the Company’s reportable segments as no operating segments have been aggregated to form reportable segments. “Other” includes relatively less significant businesses.

Reportable segments	Operations
Electronic Components	Development, manufacturing and marketing of a variety of electronic components, including sensors, TACT SwitchTM, switches, encoders and potentiometers mainly for the audio and electronics sector.

Automotive Infotainment	Development, manufacturing, and marketing of audio, information and communication products, including head units, audio visual, road navigation systems and speakers mainly for the automotive sector.

Logistics	Provision of transportation, storage and forwarding services.

The chief operating decision maker primarily evaluates segment performance based on figures as reported under Japanese GAAP as such information is most relevant in evaluating the results of the respective segments relative to entities that operate in the same industries.

The reconciliations of reportable segment information, which is prepared under Japanese GAAP figures, to consolidated amounts under IFRS were as follows:

For the year ended March 31, 2017

	(Millions of yen)

	Reportable segments				Other*[1]	Adjustments*[2]	Consolidated under Japanese GAAP	IFRS adjustments*[4]	Consolidated under IFRS
	Electronic components	Automotive infotainment	Logistics	Total
Revenue
External	437,677	242,307	61,151	741,135	12,128	—	753,263	(1,700)	751,563
Inter-segment	10,019	5,445	38,099	53,563	13,254	(66,817)	—	—	—

Total	447,696	247,752	99,250	794,698	25,382	(66,817)	753,263	(1,700)	751,563
Segment profit*[3]	32,803	5,624	5,084	43,511	885	(22)	44,374	(2,631)	41,743
Reconciling items
Finance income									1,076
Finance costs									(1,334)

Profit for the year before income tax under IFRS									41,485

Other items
-Depreciation and amortization	24,139	6,418	2,128	32,685	381	10	33,076	305	33,381
-Capital expenditures	37,063	7,979	2,072	47,114	493	50	47,657	1,229	48,886

As of and for the year ended March 31, 2018

	(Millions of yen)

	Reportable segments				Other*[1]	Adjustments*[2]	Consolidated under Japanese GAAP	IFRS adjustments*[5]	Consolidated under IFRS
	Electronic components	Automotive infotainment	Logistics	Total
Revenue
External	514,032	267,639	64,666	846,337	11,981	—	858,318	(786)	857,532
Inter-segment	13,861	7,643	40,306	61,810	14,175	(75,985)	—	—	—

Total	527,893	275,282	104,972	908,147	26,156	(75,985)	858,318	(786)	857,532
Segment profit*[3]	52,930	13,735	4,933	71,598	1,701	(1,392)	71,907	(3,248)	68,659
Reconciling items
Finance income									1,146
Finance costs									(4,235)

Profit for the year before income tax under IFRS									65,570

Other items
-Depreciation and amortization	26,308	7,035	2,184	35,527	453	25	36,005	919	36,924
-Capital expenditures	61,236	8,611	5,584	75,431	663	60	76,154	(569)	75,585

Segment assets	413,899	218,903	76,344	709,146	38,689	(76,036)	671,799	29,388	701,187
Segment liabilities	180,260	63,217	27,015	270,492	32,024	(46,590)	255,926	19,464	275,390

As of and for the year ended March 31, 2019

	(Millions of yen)

	Reportable segments				Other*[1]	Adjustments*[2]	Consolidated under Japanese GAAP	IFRS adjustments*[6]	Consolidated under IFRS
	Electronic components	Automotive infotainment	Logistics	Total
Revenue
External	468,606	303,594	66,888	839,088	12,245	—	851,333	(858)	850,475
Inter-segment	15,664	7,577	38,030	61,271	14,994	(76,265)	—	—	—

Total	484,270	311,171	104,918	900,359	27,239	(76,265)	851,333	(858)	850,475
Segment profit*[3]	29,607	13,922	4,722	48,251	1,430	(40)	49,641	(8,015)	41,626
Reconciling items
Finance income									1,363
Finance costs									(3,429)

Profit for the year before income tax under IFRS									39,560

Other items
-Depreciation and amortization	33,995	7,412	2,288	43,695	456	37	44,188	1,147	45,335
-Capital expenditures	33,210	13,597	5,533	52,340	563	25	52,928	8,305	61,233

Segment assets	473,867	218,144	75,604	767,615	44,058	(135,955)	675,718	35,610	711,328
Segment liabilities	198,581	79,632	25,082	303,295	37,819	(60,758)	280,356	19,906	300,262

*1	“Other” includes business segments not included in the reportable segments, and includes the development of information systems, office services, financing and leasing businesses.
*2	Adjustments consist of the following:
1.	Adjustments for segment profit are mainly on selling, general and administrative expenses and corporate expenses that do not belong to any reportable segment.
2.	Adjustments for segment assets are elimination from intersegment transactions.
3.	Adjustments for segment liabilities are elimination from intersegment transactions.
4.	Adjustments for depreciation and amortization are mainly on depreciation of facilities of administrative departments that do not belong to any reportable segment.
5.	Adjustments for capital expenditures are mainly on capital expenditures for administrative departments that do not belong to any reportable segment.
*3	“Segment profit” corresponds to operating profit in the consolidated statements of profit or loss.
*4	IFRS adjustments for the year ended March 31, 2017 consist of the following:
1.	IFRS adjustments for revenue mainly include a decrease of 2,121 million yen resulting from a change in presentation of certain product sales from gross basis to net basis.
2.

IFRS adjustments for segment profit mainly include a decrease of 2,284 million yen resulting from a reclassification of non-operating income and expenses under Japanese GAAP to other operating income and expenses under IFRS.

*5	IFRS adjustments as of and for the year ended March 31, 2018 consist of the following:
1.	IFRS adjustments for revenue mainly include a decrease of 1,167 million yen resulting from a change in presentation of certain product sales from gross basis to net basis.
2.

IFRS adjustments for segment profit mainly include a decrease of 2,057 million yen resulting from reclassification of non-operating income and expenses under Japanese GAAP to other operating income and expenses under IFRS.

3.

IFRS adjustments for segment assets mainly include an increase of 17,789 million yen resulting from change of classification of certain entities from associates accounted for using the equity method under Japanese GAAP to financial assets measured at FVOCI under IFRS.

4.

IFRS adjustments for segment liabilities mainly include an increase of 6,459 million yen resulting from provision for paid vacations and sabbatical vacations, an increase of 3,678 million yen resulting from change of classification of certain entities from associates accounted for using the equity method under Japanese GAAP to financial assets measured at FVOCI under IFRS.

*6	IFRS adjustments as of and for the year ended March 31, 2019 consist of the following:
1.	IFRS adjustments for revenue mainly include a decrease of 1,052 million yen resulting from a subsidiary under Japanese GAAP determined to be a joint venture under IFRS.
2.

IFRS adjustments for segment profit mainly include a decrease of 5,854 million yen resulting from reclassification of non-operating income and expenses under Japanese GAAP to other operating income and expenses under IFRS.

3.

IFRS adjustments for segment assets mainly include an increase of 24,878 million yen resulting from change of classification of certain entities from equity method under Japanese GAAP to financial assets measured at FVOCI under IFRS.

4.

IFRS adjustments for segment liabilities mainly include an increase of 8,254 million yen resulting from change of classification of certain entities from associates accounted for using the equity method under Japanese GAAP to financial assets measured at FVOCI under IFRS, an increase of 7,123 million yen resulting from provision for paid vacations and sabbatical vacations.

(2) Information by products and services

The categories of major products and services correspond to the reportable segments. For detailed information, please refer to revenue, segment profit, other items, segment assets, and segment liabilities in (1) “Reportable segments” above.

(3) Geographic information of revenue from external customers

Revenue from customers by country for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
China	116,641	135,204	167,897
Japan	150,329	156,168	158,184
United States	135,579	155,255	136,238
Germany	74,820	85,229	80,868
Others	274,194	325,676	307,288

Total	751,563	857,532	850,475

Revenue is attributed based on the customers’ locations.

(4) Geographic information of non-current assets

Non-current assets, excluding associates and joint ventures accounted for using the equity method, financial assets and deferred tax assets, by country were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Japan	136,105	143,701
China	46,264	40,555
Others	33,977	37,777

Total	216,346	222,033

Non-current assets are based on the location of each company within the Group that holds the non-current assets.

(5) Information about major customers

There is no customer for which sales exceed 10% of the Group’s total revenue in any period presented.